Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000143043 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143043 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143043 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000143043 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143043 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143043 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000143043 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143043 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143043 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143043 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143043 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143043 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143043 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143044 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143044 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143044 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000143044 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143044 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000143044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143044 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143044 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148917 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148917 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000148917 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000148917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000148917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000148917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148917 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148917 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000148917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166214 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166214 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166214 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000166214 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166214 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000166214 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000166214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000166214 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166214 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000166214 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166214 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166214 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166214 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143046 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143046 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143046 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000143046 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143046 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000143046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143046 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143046 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143047 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143047 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143047 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000143047 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000143047 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000143047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143047 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143047 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066902 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066902 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066902 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000066902 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066902 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000066902 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000066902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066902 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066902 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066903 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066903 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066903 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000066903 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000066903 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000066903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066903 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066903 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066904 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066904 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066904 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000066904 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066904 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000066904 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000066904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000066904 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066904 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004295 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004295 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004295 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000004295 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004295 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004295 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000004295 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004295 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004295 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004295 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004295 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004295 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004295 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000066914 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066914 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066914 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000066914 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000066914 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000066914 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000066914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000066914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000066914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066914 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000066914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066914 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066915 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066915 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066915 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000066915 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000066915 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000066915 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000066915 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000066915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000066915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066915 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000066915 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066915 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066915 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066916 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066916 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066916 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000066916 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000066916 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000066916 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000066916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000066916 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000066916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066916 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000066916 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066916 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066916 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066916 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004313 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004313 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004313 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000004313 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000004313 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000004313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000004313 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004313 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004313 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004313 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004313 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000115674 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000115674 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000115674 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000115674 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000115674 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000115674 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115674 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115674 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115675 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000115675 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000115675 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000115675 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000115675 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000115675 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115675 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115675 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178405 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178405 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000178405 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000178405 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000178405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000178405 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000178405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000178405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000178405 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000178405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178405 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000178405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000115677 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000115677 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000115677 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000115677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000115677 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000115677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115677 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115677 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198621 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198621 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000198621 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000198621 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000198621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000198621 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000198621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000198621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198621 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198621 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066905 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066905 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066905 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000066905 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066905 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000066905 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000066905 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000066905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000066905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000066905 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000066905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066905 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066906 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066906 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066906 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000066906 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066906 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000066906 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000066906 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000066906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000066906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000066906 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000066906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066906 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178340 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178340 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178340 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000178340 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178340 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000178340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000178340 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000178340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000178340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000178340 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000178340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178340 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000178340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166199 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166199 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000166199 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166199 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000166199 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000166199 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000166199 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166199 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066907 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066907 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066907 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000066907 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066907 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000066907 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000066907 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000066907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000066907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000066907 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000066907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066907 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000066907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004298 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004298 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004298 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000004298 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004298 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000004298 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000004298 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000004298 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004298 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000004298 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004298 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004298 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004298 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004298 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148918 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148918 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148918 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000148918 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000148918 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166215 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166215 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166215 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000166215 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166215 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143052 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143052 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143052 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000143052 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143052 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143048 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143048 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143048 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000143048 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143048 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066910 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066910 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066910 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000066910 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066910 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066908 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066908 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066908 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000066908 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066908 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000178350 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178350 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178350 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000178350 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178350 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066909 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066909 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066909 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000066909 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066909 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004304 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004304 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004304 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000004304 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004304 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042371 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042371 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042371 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000042371 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042371 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000042372 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042372 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042372 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000042372 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042372 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178375 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000178375 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178375 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000178375 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178375 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000042374 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042374 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042374 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000042374 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042374 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066919 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066919 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000066919 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000066919 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066919 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043464 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000043464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043464 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000043464 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043464 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004231 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004231 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004231 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000004231 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004231 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178285 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000178285 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178285 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000178285 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000178285 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166195 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166195 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000166195 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166195 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004230 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000004230 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004230 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000004230 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004230 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066900 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066900 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000066900 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000066900 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066900 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089689 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089689 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089689 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000089689 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089689 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000089689 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000089689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000089689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089689 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000089689 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089689 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004234 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004234 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004234 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000004234 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004234 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000004234 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004234 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004234 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004234 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178286 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178286 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000178286 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000178286 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178286 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000178286 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000178286 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000178286 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000178286 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000178286 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178286 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178286 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178286 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004233 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004233 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000004233 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004233 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000004233 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004233 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004233 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004233 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089690 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089690 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089690 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000089690 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089690 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000089690 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000089690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000089690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000089690 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000089690 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089690 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089690 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004237 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004237 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000004237 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004237 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000004237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000004237 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000004237 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004237 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178295 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178295 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178295 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000178295 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178295 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000178295 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000178295 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000178295 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000178295 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000178295 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000178295 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000178295 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178295 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004236 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004236 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000004236 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004236 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000004236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000004236 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000004236 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004236 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152720 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152720 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152720 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000152720 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152720 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152721 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152721 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152721 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000152721 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152721 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178423 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000178423 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178423 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000178423 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178423 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152723 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152723 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152723 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000152723 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152723 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210287 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210287 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210287 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000210287 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210287 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210288 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210288 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210288 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000210288 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210288 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210291 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210291 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210291 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000210291 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210291 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210293 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210293 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210293 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000210293 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210293 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	4.00%